Fair Value Measurements - Schedule of Assets and Liabilities Measure Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets and Liabilities Measure Fair Value on a Recurring Basis [Line Items]
Marketable securities held in Trust Account	$ 179,494,845	$ 177,634,717	$ 170,856,457
Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets and Liabilities Measure Fair Value on a Recurring Basis [Line Items]
Marketable securities held in Trust Account	179,494,845	177,634,717	170,856,457
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measure Fair Value on a Recurring Basis [Line Items]
Marketable securities held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measure Fair Value on a Recurring Basis [Line Items]
Marketable securities held in Trust Account